Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Perfor
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In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our CEO and NEOs and certain financial performance measures of the Company. For further information on the Company’s pay-for-performance
philosophy and how executive compensation aligns with the Company’s performance, refer to the “
Compensation Discussion and Analysis
” section of this proxy statement.
Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO (1&2)	Compensation Actually Paid to PEO (1&3)	Average Summary Compensation Table Total for Non-PEO NEOs (1&2)	Average Compensation Actually Paid to Non-PEO NEOs (1&3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (5)	Adjusted Earnings Per Share (6)
					Total Stockholder Return (4)	Peer Group Total Stockholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,736,140	$4,341,122	$1,460,002	$984,172	$73.99	$80.69	$38.6	$1.29
2021	$5,337,817	$6,339,561	$1,254,304	$1,389,338	$94.60	$100.79	$42.3	$1.17
2020	$2,542,869	$1,422,429	$832,901	$442,029	$80.36	$103.67	($25.3)	($0.38)
1
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs

2022	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi

2021	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi

2020	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi, Arne Haak, and Michael O’Donnell
2
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			Non-PEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,736,140	$5,337,817	$2,542,869	$1,460,002	$1,254,304	$832,901
Less: Reported Grant Date Fair Value of Equity Awards (a)	$4,795,326	$2,625,007	$1,096,972	$785,026	449,310	$417,923
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$2,976,543	$2,538,254	$986,873	$487,279	$440,245	$306,351
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$4,374	$673,163	($260,015)	($3,711)	$53,948	($286,489)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$0	$44,473
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($761,902)	$415,334	($790,367)	($210,433)	$90,152	($44,299)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$181,294	$0	$40,040	$36,061	$0	$7,015
Compensation Actually Paid	$4,341,122	$6,339,561	$1,422,429	$984,172	$1,389,338	$442,029

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For MSUs, a Monte Carlo simulation was used to determine the fair value as of each measurement date prior to the vesting date, with valuation methodologies that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Incentive and Stock Options Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

4
The amounts in this column show the cumulative total stockholder return on RUTH common stock, as well as the Dow Jones U.S. Restaurants & Bars Index, at the end of each fiscal year, assuming an initial investment of $100 on December 29, 2019 and full dividend reinvestment.
5
The amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
6
While we use numerous measures to evaluate performance under our compensation programs, Adjusted EPS (earnings per diluted share, excluding the impact of store closures, non-recurring tax
items and the impact of
unbudgeted mid-year executive
compensation changes) represents the most important financial performance measure used to link compensation actually paid to NEOs with Company performance, for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
1
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs

2022	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi

2021	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi

2020	Cheryl Henry	Kristy Chipman, Marcy Norwood Lynch, David Hyatt, Susan Mirdamadi, Arne Haak, and Michael O’Donnell

Peer Group Issuers, Footnote [Text Block]	The amounts in this column show the cumulative total stockholder return on RUTH common stock, as well as the Dow Jones U.S. Restaurants & Bars Index, at the end of each fiscal year, assuming an initial investment of $100 on December 29, 2019 and full dividend reinvestment
PEO Total Compensation Amount	$ 6,736,140	$ 5,337,817	$ 2,542,869
PEO Actually Paid Compensation Amount	$ 4,341,122	6,339,561	1,422,429
Adjustment To PEO Compensation, Footnote [Text Block]
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			Non-PEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,736,140	$5,337,817	$2,542,869	$1,460,002	$1,254,304	$832,901
Less: Reported Grant Date Fair Value of Equity Awards (a)	$4,795,326	$2,625,007	$1,096,972	$785,026	449,310	$417,923
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$2,976,543	$2,538,254	$986,873	$487,279	$440,245	$306,351
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$4,374	$673,163	($260,015)	($3,711)	$53,948	($286,489)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$0	$44,473
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($761,902)	$415,334	($790,367)	($210,433)	$90,152	($44,299)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$181,294	$0	$40,040	$36,061	$0	$7,015
Compensation Actually Paid	$4,341,122	$6,339,561	$1,422,429	$984,172	$1,389,338	$442,029

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For MSUs, a Monte Carlo simulation was used to determine the fair value as of each measurement date prior to the vesting date, with valuation methodologies that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Incentive and Stock Options Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,460,002	1,254,304	832,901
Non-PEO NEO Average Compensation Actually Paid Amount	$ 984,172	1,389,338	442,029
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3
The following table details the adjustment to the Summary Compensation Table Total Pay for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	PEO			Non-PEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,736,140	$5,337,817	$2,542,869	$1,460,002	$1,254,304	$832,901
Less: Reported Grant Date Fair Value of Equity Awards (a)	$4,795,326	$2,625,007	$1,096,972	$785,026	449,310	$417,923
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$2,976,543	$2,538,254	$986,873	$487,279	$440,245	$306,351
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$4,374	$673,163	($260,015)	($3,711)	$53,948	($286,489)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$0	$44,473
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($761,902)	$415,334	($790,367)	($210,433)	$90,152	($44,299)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$181,294	$0	$40,040	$36,061	$0	$7,015
Compensation Actually Paid	$4,341,122	$6,339,561	$1,422,429	$984,172	$1,389,338	$442,029

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For MSUs, a Monte Carlo simulation was used to determine the fair value as of each measurement date prior to the vesting date, with valuation methodologies that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Incentive and Stock Options Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by the Company to link executive compensation to company performance during fiscal year 2022 were:

●	Adjusted EPS
●	Bonus Plan Adjusted EBITDA
●	Revenue

Total Shareholder Return Amount	$ 73.99	94.6	80.36
Peer Group Total Shareholder Return Amount	80.69	100.79	103.67
Net Income (Loss)	$ 38,600,000	$ 42,300,000	$ (25,300,000)
Company Selected Measure Amount	1.29	1.17	(0.38)
PEO Name	Cheryl Henry
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	While we use numerous measures to evaluate performance under our compensation programs, Adjusted EPS (earnings per diluted share, excluding the impact of store closures, non-recurring tax
items and the impact of
unbudgeted mid-year executive
	compensation changes) represents the most important financial performance measure used to link compensation actually paid to NEOs with Company performance, for the most recently completed fiscal year
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Bonus Plan Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,795,326	$ 2,625,007	$ 1,096,972
PEO [Member] | YearEnd Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,976,543	2,538,254	986,873
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,374	673,163	(260,015)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(761,902)	415,334	(790,367)
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,294	0	40,040
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	785,026	449,310	417,923
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	487,279	440,245	306,351
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,711)	53,948	(286,489)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	44,473
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(210,433)	90,152	(44,299)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 36,061	$ 0	$ 7,015